Segment reporting	12 Months Ended
Dec. 31, 2020
Segment reporting
Segment reporting

Note 19 – Segment reporting

The chief operating decision-maker organizes and manages the business under two operating segments, consisting of royalty, stream and working interests in each of the mining and energy sectors.

The Company’s reportable segments for purposes of assessing performance are presented as follows:

	2020			2019
	Mining	Energy	Total	Mining	Energy	Total
Revenue	$928.5	$91.7	$1,020.2	$728.2	$115.9	$844.1

Income/(expenses)
Costs of sales	$152.4	$6.4	$158.8	$137.5	$7.3	$144.8
Depletion and depreciation	193.8	44.9	238.7	210.7	49.0	259.7
Segment gross profit	$582.3	$40.4	$622.7	$380.0	$59.6	$439.6

A reconciliation of total segment gross profit to consolidated net income before income taxes is presented below:

	2020	2019
Total segment gross profit	$622.7	$439.6

Other operating (income)/expenses
Impairment charges and reversals	$262.1	$—
General and administrative expenses	28.8	28.8
Gain on sale of bullion	(7.0)	(2.9)
Depreciation	2.3	3.5
Foreign exchange (gain) loss and other (income) expenses	(2.8)	(2.8)
Income before finance items and income taxes	$339.3	$413.0

Finance items
Finance income	$3.7	$3.5
Finance expenses	(3.5)	(10.6)
Net income before income taxes	$339.5	$405.9

Revenues earned during the years ended December 31, 2020 and 2019 are presented by geographic area based on the location of the mining operations giving rise to the royalty, stream or working interest:

	2020	2019
Latin America:
Peru	$175.5	$145.3
Chile	106.8	103.1
Panama	135.4	64.7
Other	84.4	56.1
United States	178.6	166.6
Canada	196.9	166.2
Rest of World	142.6	142.1
	$1,020.2	$844.1

For the year ended December 31, 2020,  three interests generated revenue totaling $360.7 million (2019 – two interests generated revenue totaling $203.5 million), each comprising 13%,  12% and 10%, respectively (2019 – 12% and 12%, respectively) of revenue.

Royalty, stream and working interests as at December 31, 2020 and 2019 are presented by geographic area based on the location of the mining operations giving rise to the royalty, stream or working interest.

	2020	2019
Latin America:
Panama	$1,318.5	$1,348.4
Peru	766.3	825.5
Chile	485.0	504.2
Other	154.4	48.1
United States	1,216.8	1,300.2
Canada	458.2	504.9
Rest of World	232.9	266.5
	$4,632.1	$4,797.8

Investments of $238.4 million (2019 - $183.2 million) are held in Canada. Energy well equipment, included in other non-current assets, of $5.0 million (2019 - $9.3 million) is located in Canada.